Other financial assets and liabilities (Details) R$ in Millions, $ in Millions	Apr. 01, 2020 BRL (R$)	Apr. 01, 2020 USD ($)	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other financial assets
Assets held for sale				$ 152	$ 152
Restricted cash			R$ 507	92
Loans - Current				3
Derivative financial instruments - Current				97	288
Related parties - Loans - Current				302	319
Total other financial assets - Current				554	759
Bank accounts restricted, noncurrent				152	151
Loans - Non-Current				65	87
Derivative financial instruments - Non-Current				63	184
Investments in equity securities -Non- Current				428	726
Related parties - Loans - Non-current				1,592	1,600
Total other financial assets - Non-Current				2,300	2,748
Other financial liabilities
Derivative financial instruments - Current				525	94
Related parties - Current				744	980
Total other financial liabilities - Current				1,269	1,074
Derivative financial instruments - Non-Current				881	307
Related parties- Non-Current				940	956
Financial guarantees, noncurrent				543	525
Participative stockholders' debentures - Non-Current				2,061	2,584
Total other financial liabilities - Non-Current				$ 4,425	$ 4,372
Remuneration paid to the participative stockholders debentures	R$ 506	$ 104